                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 15, 1999
                           PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                           EXPIRED ON AUGUST 14, 2000

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ x ]; Amendment Number: 3
     This Amendment (Check only one.):    [ ] is a restatement.
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner        Baltimore, Maryland        August 14, 2000
           ------------------        -------------------        ---------------
               [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------------

Form 13F Information Table Entry Total:    18
                                           ------------------------------

Form 13F Information Table Value Total:    $269,289
                                           -----------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4              COLUMN 5              COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     --------------------------    ----------        --------
                       TITLE OF                    VALUE         SHRS OR    SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)       PRN AMT    PRN    CALL      DISCRETION        MANAGERS

AT&T Corp               Common      001957109       $4,350       100,000     SH    PUT         SOLE
------------------------------------------------------------------------------------------------------------------------

AT&T Corp               Common      001957109       $4,350       100,000     SH    CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

Aztec Technology        Common      05480L101       $1,714       996,946     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

CMP Group               Common      125887109       $3,906       148,100     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Comsat Corp.            Common      20564D107      $13,228       446,520     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Foamex International    Common      344123104       $2,141       305,900     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

GTE Corp.               Common      362320103      $12,300       160,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Hannaford Bros.         Common      410550107      $37,973       539,100     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

IPC Communications      Common      44980K206      $24,293       395,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Media One               Common      58440J104      $84,926     1,243,200     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Monsanto                Common      611662107       $1,784        50,000     SH    CALL        SOLE
------------------------------------------------------------------------------------------------------------------------
Qwest
Communications          Common      749121109       $4,730       160,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Telecom Italia          Common      87927W106       $6,981        81,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

United Water            Common      913190104         $653        20,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

UST Corp.               Common      902900109         $787        25,600     SH                SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                          COLUMN 8
---------------------    -----------------------------------
                                    VOTING AUTHORITY
   NAME OF ISSUER         SOLE          SHARED        NONE
                          C>
AT&T Corp                                 N/A
-------------------------------------------------------------------------

AT&T Corp                                 N/A
-------------------------------------------------------------------------

Aztec Technology          SOLE
-------------------------------------------------------------------------

CMP Group                 SOLE
-------------------------------------------------------------------------

Comsat Corp.              SOLE
-------------------------------------------------------------------------

Foamex International      SOLE
-------------------------------------------------------------------------

GTE Corp.                 SOLE
-------------------------------------------------------------------------

Hannaford Bros.           SOLE
-------------------------------------------------------------------------

IPC Communications        SOLE
-------------------------------------------------------------------------

Media One                 SOLE
-------------------------------------------------------------------------

Monsanto                                  N/A
-------------------------------------------------------------------------
Qwest
Communications            SOLE
-------------------------------------------------------------------------

Telecom Italia            SOLE
-------------------------------------------------------------------------

United Water              SOLE
-------------------------------------------------------------------------

UST Corp.                 SOLE
-------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS

US West, Inc.          Common       91273H101     $57,171      1,001,900    SH                SOLE
------------------------------------------------------------------------------------------------------------------------

US West, Inc.          Common       91273H101      $5,706        100,000    SH    CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

Wicor, Inc.            Common       929253102       $2,296        79,000    SH                SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                            COLUMN 8
---------------------        -------------------------------
                                      VOTING AUTHORITY
   NAME OF ISSUER             SOLE       SHARED        NONE

US West, Inc.                 SOLE
---------------------------------------------------------------

US West, Inc.                                           N/A
---------------------------------------------------------------

Wicor, Inc.                   SOLE
---------------------------------------------------------------